Golub Group Equity Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Golub Group Equity Fund (the “Fund”) is to provide long-term capital appreciation.
A secondary objective is to provide current income.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Golub Group Equity Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase and a $15 fee for redemptions paid by wire)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Golub Group Equity Fund
Management Fees		1.00%
Distribution (12b-1) Fees	[1]	none
Other Expenses		0.96%
Acquired Fund Fees and Expenses	[2]	0.01%
Total Annual Fund Operating Expenses		1.97%
Fee Waiver/Expense Reimbursement		(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[3]	1.26%
[1]	The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to May 31, 2012.
[2]	"Acquired Fund Fees and Expenses" represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Fund's prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2012 , so that Total Annual Fund Operating Expenses does not exceed 1.25%. This contractual arrangement my only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii ) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any "Fees and Expense of Acquired Funds" as that term is described above. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

Expense Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Golub Group Equity Fund	128	550	997	2,239

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year , the Fund’s portfolio turnover rate was 23.15 % of the average value of its portfolio.
Principal Investment Strategies

The Fund invests primarily in common stocks that in the opinion of the Fund’s adviser, the Golub Group, LLC, (the “Adviser”) appear to be temporarily undervalued by the market. The Adviser focuses on businesses that have strong cash flow, solid balance sheets, a history of consistent profitability, high return on capital, and the capacity to pay and regularly increase dividends.

The Adviser considers a security to be temporarily undervalued if the security’s intrinsic value as assessed by the Adviser’s proprietary “Equity Research and Portfolio Implementation Process,” is significantly greater than the range in which the security is trading in the securities markets. In order to implement this strategy, the Adviser will focus on large capitalization global businesses, pay strict attention to the valuation of each business, and invest for the long-term.

The Adviser will select portfolio securities after a security has passed through its “Equity Research and Portfolio Implementation Process.” Typically, this process begins with quantitative screens or other idea sources that narrow the initial universe of stocks based on market capitalization, valuation metrics, return metrics, growth characteristics and financial strength.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock), real estate investment trusts (“REITs”), and shares of other investment companies (including open-end and closed-end funds and exchange-traded funds (“ETFs”)) whose portfolios primarily consist of equity securities. The Fund also may invest in foreign companies, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest up to 20% of its net assets in cash and other cash equivalents.

The Adviser will normally seek to construct a diversified portfolio generally consisting of 30-35 securities positions.

Overpriced securities and those with deteriorating fundamentals that cannot support the current valuation of the security are candidates for sale.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

· Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

· Risk of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

· Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

· Volatility risk. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

· Management Risk. Fund management's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

· Growth Risk. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

· Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

· Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

· Sector Risk. The Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

· Real Estate Investment Trust (REIT) Risk. The Fund’s investments in REIT securities will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

· Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds ("ETFs"), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Annual Total Return (years ended December 31st)

Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2010, 9.34% Worst Quarter: 2nd Quarter, 2010, -10.52%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Golub Group Equity Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	One Year	Since Inception	Inception Date
Before Taxes	The Fund	Before Taxes		12.06%	24.94%	Apr 1, 2009
After Taxes on Distributions	The Fund	After Taxes on Distributions		11.02%	24.11%	Apr 1, 2009
After Taxes on Distributions and Sale of Fund Shares	The Fund	After Taxes on Distributions and Sale of Fund Shares		8.05%	21.02%	Apr 1, 2009
S&P 500 Index		S&P 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.09%	31.19%	Apr 1, 2009

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 954-6682 .

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2010
Registrant Name	dei_EntityRegistrantName	VALUED ADVISERS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001437249
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 31, 2011
Prospectus Date	rr_ProspectusDate	May 31, 2011
Golub Group Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Golub Group Equity Fund (the “Fund”) is to provide long-term capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	A secondary objective is to provide current income.
Fees and Expenses of the Fund	vat1437249_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase and a $15 fee for redemptions paid by wire)	rr_RedemptionFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.71%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[3]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Fund’s prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2012
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	550
5 Years	rr_ExpenseExampleYear05	997
10 Years	rr_ExpenseExampleYear10	2,239
Portfolio Turnover	vat1437249_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year , the Fund’s portfolio turnover rate was 23.15 % of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.15%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks that in the opinion of the Fund’s adviser, the Golub Group, LLC, (the “Adviser”) appear to be temporarily undervalued by the market. The Adviser focuses on businesses that have strong cash flow, solid balance sheets, a history of consistent profitability, high return on capital, and the capacity to pay and regularly increase dividends.

The Adviser considers a security to be temporarily undervalued if the security’s intrinsic value as assessed by the Adviser’s proprietary “Equity Research and Portfolio Implementation Process,” is significantly greater than the range in which the security is trading in the securities markets. In order to implement this strategy, the Adviser will focus on large capitalization global businesses, pay strict attention to the valuation of each business, and invest for the long-term.

The Adviser will select portfolio securities after a security has passed through its “Equity Research and Portfolio Implementation Process.” Typically, this process begins with quantitative screens or other idea sources that narrow the initial universe of stocks based on market capitalization, valuation metrics, return metrics, growth characteristics and financial strength.

Equity securities in which the Fund may invest include common stocks and common stock equivalents (such as rights or warrants, which give the Fund the ability to purchase the common stock, and convertible securities, which are securities that are convertible into the common stock), real estate investment trusts (“REITs”), and shares of other investment companies (including open-end and closed-end funds and exchange-traded funds (“ETFs”)) whose portfolios primarily consist of equity securities. The Fund also may invest in foreign companies, either directly or through American Depositary Receipts (“ADRs”), which are receipts issued by U.S. banks for shares of a foreign corporation that entitle the holder to dividends and capital gains on the underlying security. The Fund may invest up to 20% of its net assets in cash and other cash equivalents.

The Adviser will normally seek to construct a diversified portfolio generally consisting of 30-35 securities positions.

Overpriced securities and those with deteriorating fundamentals that cannot support the current valuation of the security are candidates for sale.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund invests primarily in common stocks that in the opinion of the Fund’s adviser, the Golub Group, LLC, (the “Adviser”) appear to be temporarily undervalued by the market. The Adviser focuses on businesses that have strong cash flow, solid balance sheets, a history of consistent profitability, high return on capital, and the capacity to pay and regularly increase dividends.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund’s investment risks before deciding whether to invest in the Fund.

· Stock Market Risk. Movements in the stock market may adversely affect the specific securities held by the Fund on a daily basis, and, as a result, such movements may negatively affect the Fund’s net asset value.

· Risk of Warrants and Rights. A warrant or a right may become worthless unless exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the exercise price during the life of the warrant or right, the warrant or right will expire worthless. Warrants and rights have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant or right may be greater than the percentage increase or decrease in the value of the underlying common stock.

· Convertible Securities Risk. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company issuing the convertible security and other factors also may have an effect on the convertible security’s investment value.

· Volatility risk. Common stocks tend to be more volatile than other investment alternatives. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

· Management Risk. Fund management's skill in choosing appropriate investments will play a large part in determining whether the Fund is able to achieve its investment objective. To the extent appropriate investments are not chosen, the Fund may decline in value and you could lose money.

· Growth Risk. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

· Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. This potentially lower risk means that the Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

· Foreign Securities Risk. There may be less information about foreign companies in the form of reports and ratings than about U.S. issuers. Foreign issuers may not be subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. Foreign markets may not be as developed or efficient as those in the United States, and there is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States. Investments in foreign securities also subject the Fund to risks associated with fluctuations in currency values.

· Sector Risk. The Adviser may allocate more of the Fund’s investments to particular segments of the market. A particular market sector can be more volatile or underperform relative to the market as a whole. To the extent that the Fund has overweighted holdings within a particular sector, the Fund is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

· Real Estate Investment Trust (REIT) Risk. The Fund’s investments in REIT securities will expose the Fund to risks similar to those associated with direct investments in real estate, including changes in interest rates, overbuilding, increased property taxes, or regulatory actions.

· Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in mutual funds, exchange-traded funds ("ETFs"), and other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds.

An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit at a bank and is not insured or guaranteed by any government agency.
Performance	vat1437249_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future.
Annual Total Return	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended December 31st)
2010	rr_AnnualReturn2010	12.06%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Best Quarter: 3rd Quarter, 2010, 9.34% Worst Quarter: 2nd Quarter, 2010, -10.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.52%)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (866) 954-6682 .
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 954-6682
Golub Group Equity Fund | Before Taxes
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	12.06%
Since Inception	rr_AverageAnnualReturnSinceInception	24.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Golub Group Equity Fund | After Taxes on Distributions
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	11.02%
Since Inception	rr_AverageAnnualReturnSinceInception	24.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Golub Group Equity Fund | After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Fund
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	8.05%
Since Inception	rr_AverageAnnualReturnSinceInception	21.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009
Golub Group Equity Fund | S&P 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
One Year	rr_AverageAnnualReturnYear01	15.09%
Since Inception	rr_AverageAnnualReturnSinceInception	31.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 1, 2009

[1]	The Fund has adopted a 12b-1 Plan that permits the Fund to pay 0.25% of its average daily net assets to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated prior to May 31, 2012.
[2]	"Acquired Fund Fees and Expenses" represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. Total annual fund operating expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights section of the Fund's prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursement reflects that, as of the date of this Prospectus, the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2012 , so that Total Annual Fund Operating Expenses does not exceed 1.25%. This contractual arrangement my only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund's business, (vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and (viii ) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any "Fees and Expense of Acquired Funds" as that term is described above. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three (3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.